Interest Income (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of interest income

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Interest income
Bank deposits	$11,454.0	$5,139.1	$2,834.8
Financial assets at FVTPL	339.5	2.5	—
Financial assets at FVTOCI	3,476.2	3,121.9	2,192.5
Financial assets at amortized cost	919.7	754.9	681.5

	$16,189.4	$9,018.4	$5,708.8